Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000012165 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012165 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012165 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000012165 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000012165 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000012165 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012165 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012165 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000038295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000038295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038295 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000038295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000038295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000038295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038295 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038295 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038295 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231925 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000231925 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000231925 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231925 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000231925 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000231926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000231926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000231926 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231926 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231927 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231927 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000231927 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000231927 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000231927 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%